Rule 497(d)

                                    FT 2717

Supplement to the Prospectus Dated December 30, 2010, as amended January 3, 2011

      Notwithstanding anything to the contrary in the prospectus, sector classifications used in selecting the Target Diversified Dividend Strategy stocks were determined as of November 30, 2010.

January 5, 2011